Shareholder's Equity				9 Months Ended
	Sep. 30, 2021	Jul. 01, 2021	Jan. 08, 2021	Sep. 30, 2021
Stockholders' Equity

Note 3 — Stockholders’ Equity

The Company is authorized to issue 1,000 shares of common stock, par value $0.00001 per share (“Common Stock”). Under the Company’s certificate of incorporation all shares of common stock are identical. All the outstanding shares of the Company’s common stock are currently owned by Vacasa Holdings LLC.

Note 3 — Stockholders’ Equity

The Company is authorized to issue 1,000 shares of common stock, par value $0.00001 per share (“Common Stock”). Under the Company’s certificate of incorporation all shares of common stock are identical. All the outstanding shares of the Company’s common stock are currently owned by Vacasa Holdings LLC.

TPG Pace Solutions
Stockholders' Equity

5.    Shareholder’s Equity

Ordinary Shares

The Company is currently authorized to issue 50,000,000 Founder Shares and 500,000,000 Class A ordinary shares. At January 8, 2021, there were 20,000,000 Founder Shares issued and outstanding and no Class A ordinary shares issued or outstanding.

Preferred Shares

The Company is authorized to issue 5,000,000 preferred shares. The Company’s board of directors will be authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. The board of directors will be able to, without shareholder approval, issue preferred shares with voting and other rights that could adversely affect the voting power and other rights of the holders of the ordinary shares and could have anti-takeover effects. At January 8, 2021, there were no preferred shares issued and outstanding.

Dividend Policy

The Company has not paid and does not intend to pay any cash dividends on its ordinary shares prior to the completion of the Business Combination. Additionally, the Company’s board of directors does not contemplate or anticipate declaring any share dividends in the foreseeable future.

5. Shareholders’ Equity

Class A Ordinary Shares

The Company is currently authorized to issue 500,000,000 Class A ordinary shares. Depending on the terms of a potential Business Combination, the Company may be required to increase the number of authorized Class A ordinary shares at the same time as its shareholders vote on the Business Combination to the extent the Company seeks shareholder approval in connection with its Business Combination. Holders of Class A ordinary shares are entitled to one vote for each share with the exception that only holders of Class F ordinary shares have the right to vote on the election of directors prior to the completion of a Business Combination, subject to adjustment as provided in the Company’s amended and restated memorandum and articles of association. At September 30, 2021, there were 29,270,000 Class A ordinary shares issued and outstanding, of which 28,500,000 shares were subject to possible redemption and were classified at their redemption value outside of shareholders’ equity at the balance sheet.

Founder Shares

The Company is currently authorized to issue 30,000,000 each of Class F ordinary shares and Class G ordinary shares. At September 30, 2021, there were 3,167,777 Class F ordinary shares and 6,333,333 Class G ordinary shares (collectively, the “Founder Shares”) issued and outstanding.

Preferred Shares

The Company is authorized to issue 5,000,000 preferred shares. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. The board of directors is able to, without shareholder approval, issue preferred shares with voting and other rights that could adversely affect the voting power and other rights of the holders of the ordinary shares and could have anti-takeover effects. At September 30, 2021 there were no preferred shares issued or outstanding.

Dividend Policy

The Company has not paid and does not intend to pay any cash dividends on its ordinary shares prior to the completion of the Business Combination. Additionally, the Company’s board of directors does not contemplate or anticipate declaring any stock dividends in the foreseeable future.